FAIR VALUE MEASUREMENTS - Schedule of quantitative information regarding level 3 fair value measurements (Details) - Level 3	Jun. 30, 2026	Dec. 31, 2025	Dec. 29, 2025	Nov. 19, 2025	May 27, 2025	Dec. 31, 2024
Trading stock price
FAIR VALUE MEASUREMENTS
Measurement input	12.71	12.15	12.15	12.26	11.93	11.66
Exercise price
FAIR VALUE MEASUREMENTS
Measurement input	11.5	11.5	11.5	11.5	11.5	11.5
Expected term
FAIR VALUE MEASUREMENTS
Measurement input	1	0.56	0.56	0.67	0.68	0.51
Expected term of warrant conversion
FAIR VALUE MEASUREMENTS
Measurement input	5.42	5.56	5.56	5.67	5.68	5.51
Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input						4.24
Minimum [Member] | Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	3.96	3.58	3.58	3.71	4.04
Maximum [Member] | Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	4.19	3.73	3.67	3.76	4.27